INVENTORIES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Operating expense	$ 325.4	$ 198.3
Non-current inventories	14.9	78.7
Inventory write-down	15.8	0.0
Cerro San Pedro [Member]
Disclosure of inventories [Line Items]
Operating expense	15.8
Inventory write-down	16.9
Depreciation expense	1.1
Inventories recognized [Member]
Disclosure of inventories [Line Items]
Operating expense	$ 311.6	$ 186.2